Summary of Significant Accounting Policies - Components of Company's income tax provision (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Federal
Current expense		$ 65,469	$ 995,966
Deferred benefit (expense)		247,488	220,738
State and Local
Current			217,252
Deferred		40,965	55,054
Change in valuation allowance		(288,453)	(275,792)
Income tax provision	$ (10,336)	$ 65,469	$ 1,213,218